Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	$ 17,388	$ 15,577	$ 14,379
Cost of sales	(11,527)	(10,755)	(9,743)
Gross profit	5,861	4,822	4,636
Operating expenses	(3,747)	(3,261)	(2,917)
Operating earnings before other expenses, net	2,114	1,561	1,719
Other expenses, net	(265)	(467)	(82)
Operating earnings	1,849	1,094	1,637
Financial expense	(531)	(505)	(576)
Financial income and other items, net	33	151	(161)
Share of profit of equity accounted investees	98	30	54
Earnings before income tax	1,449	770	954
Income tax	(1,250)	(209)	(137)
Net income from continuing operations	199	561	817
Discontinued operations	0	324	(39)
CONSOLIDATED NET INCOME	199	885	778
Non-controlling interest net income	17	27	25
CONTROLLING INTEREST NET INCOME	$ 182	$ 858	$ 753
Basic earnings per share	$ 0.0042	$ 0.0197	$ 0.0171
Basic earnings per share from continuing operations	0.0042	0.0123	0.018
Diluted earnings per share	0.0041	0.0193	0.0168
Diluted earnings per share from continuing operations	$ 0.0041	$ 0.012	$ 0.0177